UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund
Low-Priced Stock
Class K

October 31, 2011

1.809099.108

LPS-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.7%
Auto Components - 1.5%
ASTI Corp. (e)	1,683,000	$ 4,276
Drew Industries, Inc.	888,626	21,354
FCC Co. Ltd.	500,000	10,565
Federal Screw Works (a)(e)	150,000	705
Hi-Lex Corp.	1,200,000	17,552
INZI Controls Co. Ltd. (e)	1,516,000	8,285
Johnson Controls, Inc.	6,900,000	227,217
Motonic Corp. (e)	3,299,900	23,042
Murakami Corp. (e)	700,000	6,952
Musashi Seimitsu Industry Co. Ltd.	1,000,000	23,642
Nippon Seiki Co. Ltd.	2,530,000	25,422
Nissin Kogyo Co. Ltd.	1,160,000	16,348
Nittan Valve Co. Ltd.	360,000	1,184
Piolax, Inc. (e)	1,010,000	21,848
Samsung Climate Control Co. Ltd. (e)	460,050	2,682
Sewon Precision Industries Co. Ltd.	49,860	5,536
Shoei Co. Ltd.	625,000	4,206
SJM Co. Ltd. (e)	1,268,148	4,932
SJM Holdings Co. Ltd. (e)	1,332,974	3,495
Strattec Security Corp. (e)	330,000	7,590
Wescast Industries, Inc. Class A (sub. vtg.) (a)	200,000	1,806
Yachiyo Industry Co. Ltd.	900,000	5,425
Yutaka Giken Co. Ltd. (e)	1,482,000	30,378
		474,442
Automobiles - 0.1%
Thor Industries, Inc. (d)	1,375,000	36,355
Distributors - 0.3%
Dong Suh Companies, Inc.	719,328	20,089
Doshisha Co. Ltd.	700,000	17,393
Educational Development Corp. (e)	386,892	2,070
Goodfellow, Inc. (e)	857,000	7,136
SPK Corp.	165,000	2,663
Uni-Select, Inc. (e)	2,001,100	52,032
		101,383
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	947
Ascent Capital Group, Inc. (a)	300,409	13,666
Capella Education Co. (a)(e)	842,300	29,320
Career Education Corp. (a)(d)(e)	4,700,000	75,811
Clip Corp. (e)	328,600	3,759
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)(d)	2,500,000	$ 4,775
H&R Block, Inc.	600,000	9,174
Kyoshin Co. Ltd. (a)	100,000	148
Matthews International Corp. Class A	40,314	1,417
Meiko Network Japan Co. Ltd.	730,000	6,045
Regis Corp.	1,557,622	25,483
Shingakukai Co. Ltd.	200,000	699
Shuei Yobiko Co. Ltd.	125,000	497
Steiner Leisure Ltd. (a)(e)	1,650,000	79,497
Step Co. Ltd. (e)	1,204,000	7,304
Up, Inc. (e)	750,000	5,978
YBM Sisa.com, Inc. (e)	950,000	5,784
		270,304
Hotels, Restaurants & Leisure - 2.5%
Aeon Fantasy Co. Ltd.	550,000	7,737
Ambassadors Group, Inc. (e)	1,770,356	8,781
ARK Restaurants Corp. (e)	300,000	4,200
B-R 31 Ice Cream Co. Ltd.	5,000	180
Benihana, Inc. (a)	99,990	999
Brinker International, Inc. (e)	7,700,000	176,330
BRONCO BILLY Co. Ltd.	12,000	322
CEC Entertainment, Inc. (e)	2,000,000	63,240
Darden Restaurants, Inc.	2,000,000	95,760
Echo Entertainment Group Ltd. (a)	1,933,333	7,505
Flanigan's Enterprises, Inc.	50,357	399
Hiday Hidaka Corp. (e)	875,000	13,239
Ibersol SGPS SA	500,000	3,501
Intralot SA	1,000,000	1,453
Jack in the Box, Inc. (a)(e)	6,569,000	135,190
Kangwon Land, Inc.	125,000	3,320
Kura Corp. Ltd. (d)	650,000	8,262
McCormick & Schmick's Seafood Restaurants (a)	150,000	1,005
Monarch Casino & Resort, Inc. (a)(e)	1,350,000	13,892
Ohsho Food Service Corp.	75,000	1,761
Papa John's International, Inc. (a)(e)	2,749,964	92,839
Plenus Co. Ltd.	2,216,100	34,102
Ruby Tuesday, Inc. (a)(e)	6,372,030	53,461
Ruth's Hospitality Group, Inc. (a)(e)	2,375,000	11,210
Shinsegae Food Co. Ltd.	17,000	1,226
Sonic Corp. (a)(e)	6,223,500	46,116
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sportscene Group, Inc. Class A (e)	400,000	$ 3,314
St. Marc Holdings Co. Ltd.	480,000	17,755
Tabcorp Holdings Ltd.	1,933,333	5,945
		813,044
Household Durables - 2.6%
Abbey PLC (e)	3,400,000	24,467
Barratt Developments PLC (a)(e)	84,000,199	119,959
Bellway PLC (e)	7,525,000	85,922
Chromcraft Revington, Inc. (a)	217,146	219
Craftmade International, Inc. (a)(e)	570,026	2,349
D.R. Horton, Inc. (e)	24,000,000	267,120
Decorator Industries, Inc. (a)	125,765	43
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	79,578
Emak SpA	550,000	1,827
Ethan Allen Interiors, Inc.	431,515	8,544
First Juken Co. Ltd. (e)	1,690,000	12,662
Helen of Troy Ltd. (a)(e)	2,850,000	82,451
Henry Boot PLC (e)	10,774,000	20,272
HTL International Holdings Ltd. (e)	29,655,500	7,820
Jarden Corp.	1,568,386	50,235
M/I Homes, Inc. (a)(e)	1,803,400	13,471
Maruzen Co., Ltd. (e)	1,800,000	11,374
Merry Electronics Co. Ltd.	500,000	598
P&F Industries, Inc. Class A (a)(e)	361,038	1,484
Pace Micro Technology PLC	1,000,000	1,275
Sanei Architecture Planning Co. Ltd.	355,200	5,689
Stanley Furniture Co., Inc. (a)(e)	1,289,638	3,985
Steinhoff International Holdings Ltd.	3,500,500	10,498
Token Corp. (e)	1,000,000	35,952
		847,794
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	39,856
NutriSystem, Inc. (d)	575,000	7,107
PetMed Express, Inc. (d)(e)	2,425,100	24,178
		71,141
Leisure Equipment & Products - 0.3%
Accell Group NV	575,000	12,971
Aldila, Inc.	20,000	54
Arctic Cat, Inc. (a)	550,000	11,171
Daikoku Denki Co. Ltd.	50,000	448
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Fenix Outdoor AB	5,000	$ 131
Giant Manufacturing Co. Ltd.	5,000,555	19,350
JAKKS Pacific, Inc. (e)	2,793,139	52,986
Kabe Husvagnar AB (B Shares)	100,000	1,442
Marine Products Corp. (a)(d)	1,167,199	6,455
Mars Engineering Corp.	350,000	5,550
Miroku Corp.	678,000	1,330
Trigano SA	85,000	1,557
		113,445
Media - 1.2%
1010 Printing Group Ltd. (a)	383,736	25
Aegis Group PLC	7,454,545	16,448
Astral Media, Inc. Class A (non-vtg.)	2,750,000	94,402
Chime Communications PLC (e)	4,500,000	14,619
DISH Network Corp. Class A (a)	1,650,700	39,897
DreamWorks Animation SKG, Inc. Class A (a)(d)	2,926,000	54,277
Gannett Co., Inc.	850,000	9,937
GFK AG	175,000	8,089
Harte-Hanks, Inc. (e)	3,153,243	27,685
Intage, Inc. (e)	1,040,000	20,428
New Frontier Media, Inc. (a)(e)	1,949,400	2,086
Omnicom Group, Inc.	1,000,000	44,480
Pico Far East Holdings Ltd.	8,000,000	1,424
Proto Corp.	125,000	4,245
Recruit Holdings Ltd.	10,158,000	2,966
RKB Mainichi Broadcasting Corp.	50,000	519
Saga Communications, Inc. Class A (a)	375,077	14,065
STW Group Ltd.	3,000,000	2,889
The Walt Disney Co.	60,000	2,093
Tow Co. Ltd. (e)	1,223,000	6,895
TVA Group, Inc. Class B (non-vtg.)	2,000,400	20,067
		387,536
Multiline Retail - 3.2%
Big Lots, Inc. (a)	70,000	2,638
Dollar Tree, Inc. (a)	2,200,000	175,912
Don Quijote Co. Ltd.	3,100,000	113,571
Hanwha Timeworld Co. Ltd.	70,000	1,224
Harvey Norman Holdings Ltd. (d)	22,050,000	49,944
Next PLC (e)	16,650,000	684,408
Tuesday Morning Corp. (a)(e)	4,310,697	15,605
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Watts Co. Ltd.	335,400	$ 3,357
Zakkaya Bulldog Co. Ltd.	335,000	879
		1,047,538
Specialty Retail - 12.3%
ABC-Mart, Inc.	135,000	5,288
Abercrombie & Fitch Co. Class A (e)	6,500,000	483,600
Aeropostale, Inc. (a)(e)	8,177,100	111,699
Ascena Retail Group, Inc. (a)	320,000	9,248
AT-Group Co. Ltd.	566,000	6,795
AutoZone, Inc. (a)	900,000	291,231
Bed Bath & Beyond, Inc. (a)	6,600,000	408,144
Best Buy Co., Inc. (d)	17,235,000	452,074
Big 5 Sporting Goods Corp. (e)	2,199,000	16,998
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,625,200	122,453
Brown Shoe Co., Inc. (d)(e)	2,820,400	25,130
Cash Converters International Ltd.	15,500,000	7,011
Chico's FAS, Inc.	2,610,000	32,260
Citi Trends, Inc. (a)(e)	1,144,000	14,174
Collective Brands, Inc. (a)	1,305,524	19,074
Destination Maternity Corp.	29,405	487
Fantastic Holdings Ltd.	25,000	59
Folli Follie Group (a)(e)	3,372,000	40,645
Fourlis Holdings SA (a)	250,000	1,079
GameStop Corp. Class A (a)(d)(e)	7,925,000	202,642
Glentel, Inc. (e)	1,950,000	30,418
Group 1 Automotive, Inc. (d)	100,000	4,556
Guess?, Inc.	1,385,237	45,699
Gulliver International Co. Ltd. (e)	1,011,500	44,694
Halfords Group PLC	375,000	1,973
Honeys Co. Ltd. (d)(e)	1,650,000	23,758
I A Group Corp. (e)	672,000	4,469
John David Group PLC	50,000	671
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	146,292
Jumbo SA (e)	11,000,000	59,826
K'S Denki Corp. (d)	2,750,000	115,497
Kyoto Kimono Yuzen Co. Ltd. (e)	1,525,000	17,742
Le Chateau, Inc. Class A (sub. vtg.)	2,022,600	7,507
Leon's Furniture Ltd.	750,000	8,878
Lithia Motors, Inc. Class A (sub. vtg.)	2,065,000	42,477
Lowe's Companies, Inc.	1,396,000	29,344
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Macintosh Retail Group NV	150,000	$ 2,391
MarineMax, Inc. (a)(e)	1,425,335	11,602
Mr. Bricolage SA (e)	760,492	11,145
Nafco Co. Ltd. (e)	1,892,900	32,279
Nishimatsuya Chain Co. Ltd. (e)	6,640,000	51,315
Pal Co. Ltd. (e)	810,000	29,445
Point, Inc.	25,000	1,078
Reitmans (Canada) Ltd. Class A (non-vtg.)	100,000	1,568
Right On Co. Ltd.	610,000	4,155
RONA, Inc.	675,000	6,500
Ross Stores, Inc. (e)	6,250,000	548,313
Second Chance Properties Ltd.	12,489,130	3,803
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,828,125	166
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	3,050,022	44,744
Staples, Inc.	13,327,669	199,382
Super Cheap Auto Group Ltd. (d)	56,157	318
The Buckle, Inc. (d)	850,000	37,876
USS Co. Ltd. (e)	2,000,000	165,360
Workman Co. Ltd. (e)	1,428,000	36,687
		4,022,019
Textiles, Apparel & Luxury Goods - 2.7%
Adolfo Dominguez SA (a)	350,000	2,853
Arts Optical International Holdings Ltd. (e)	33,970,640	10,933
Bijou Brigitte Modische Accessoires AG (d)	45,000	4,207
Carter's, Inc. (a)	10,000	381
Cherokee, Inc. (d)	200,411	2,633
Delta Apparel, Inc. (a)(e)	852,200	15,348
F&F Co. Ltd.	550,000	3,669
Fossil, Inc. (a)	2,600,000	269,516
Geox SpA (d)	1,000,000	3,997
Gildan Activewear, Inc. (e)	10,000,000	258,013
Hampshire Group Ltd. (a)(e)	920,000	2,484
Handsome Co. Ltd. (e)	2,436,150	59,156
JLM Couture, Inc. (a)(e)	197,100	246
K-Swiss, Inc. Class A (a)(d)	2,504,284	11,269
Marimekko Oyj	100,000	1,578
Movado Group, Inc.	893,400	14,947
Rocky Brands, Inc. (a)(e)	696,200	7,380
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	2,570,358	36,653
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,659
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ted Baker PLC	250,000	$ 3,101
Texwinca Holdings Ltd.	53,500,000	67,780
True Religion Apparel, Inc. (a)	10,000	339
TSI Holdings Co. Ltd. (a)	2,062,500	10,641
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,831
Van de Velde	75,000	3,667
Victory City International Holdings Ltd.	61,000,000	6,571
Youngone Corp.	700,000	15,860
Youngone Holdings Co. Ltd. (e)	929,000	35,441
Yue Yuen Industrial (Holdings) Ltd.	8,450,000	24,065
		884,218
TOTAL CONSUMER DISCRETIONARY		9,069,219
CONSUMER STAPLES - 7.9%
Beverages - 1.1%
Baron de Ley SA (a)	200,000	12,087
C&C Group PLC	1,100,285	4,461
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,900,000	179,958
Hansen Natural Corp. (a)	1,500,000	133,635
Muhak Co. Ltd.	1,300,000	12,894
Treasury Wine Estates Ltd.	1,000	4
		343,039
Food & Staples Retailing - 5.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	125,000	3,875
Aoki Super Co. Ltd.	100,000	829
Belc Co. Ltd. (e)	2,086,000	30,010
Cosmos Pharmaceutical Corp. (e)	1,900,000	88,140
Create SD Holdings Co. Ltd. (e)	2,075,000	44,285
CVS Caremark Corp.	2,850,000	103,455
Daikokutenbussan Co. Ltd.	550,000	15,787
Fyffes PLC (Ireland) (e)	33,000,000	18,130
Growell Holdings Co. Ltd.	340,987	7,777
Halows Co. Ltd. (e)	1,401,500	12,410
Ingles Markets, Inc. Class A	531,521	8,026
Kroger Co.	2,085,000	48,330
Kusuri No Aoki Co. Ltd. (d)	110,000	1,819
Majestic Wine PLC	400,016	2,734
Marukyu Co. Ltd.	50,000	517
Maxvalu Nishinihon Co. Ltd.	25,000	359
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	$ 535,304
North West Co., Inc.	700,000	13,188
Safeway, Inc.	12,700,000	245,999
San-A Co. Ltd.	375,000	14,442
Shoppers Drug Mart Corp.	5,000,000	210,162
Sligro Food Group NV	1,800,000	59,037
Sundrug Co. Ltd.	1,675,000	49,437
SUPERVALU, Inc. (d)(e)	13,000,000	104,260
Total Produce PLC	9,600,000	5,048
Village Super Market, Inc. Class A	156,404	4,436
Walgreen Co.	20,000	664
Yaoko Co. Ltd.	700,000	22,963
		1,651,423
Food Products - 1.5%
Aryzta AG	1,850,000	89,491
Cranswick PLC	200,000	2,229
Dean Foods Co. (a)(e)	10,637,500	103,397
Dutch Lady Milk Industries Bhd	250,000	1,659
Food Empire Holdings Ltd. (e)	52,900,000	13,943
Fresh Del Monte Produce, Inc. (e)	6,359,900	161,923
Global Bio-Chem Technology Group Co. Ltd.	13,000,000	3,008
Greggs PLC	1,325,000	10,921
Hilton Food Group PLC	100,000	445
Industrias Bachoco SA de CV sponsored ADR	1,000,000	22,350
Iwatsuka Confectionary Co. Ltd.	13,200	462
Nam Yang Dairy Products	11,000	7,648
Pacific Andes (Holdings) Ltd.	86,211,183	14,980
Pacific Andes International Holdings Ltd.	54,992,872	5,321
People's Food Holdings Ltd. (a)	42,518,000	22,031
President Rice Products PCL	1,000,000	1,087
Robert Wiseman Dairies PLC	750,000	3,486
Rocky Mountain Chocolate Factory, Inc. (e)	503,917	4,329
Samyang Genex Co. Ltd.	145,795	8,950
Select Harvests Ltd. (e)	5,196,000	8,942
Sunjin Co. Ltd. (a)(e)	813,630	5,645
Sunjin Holdings Co. Ltd. (a)(e)	138,537	2,612
Synear Food Holdings Ltd.	39,000,000	3,965
United Food Holdings Ltd.	22,400,000	899
Yutaka Foods Corp.	147,500	2,701
		502,424
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	350,000	$ 270
Atrium Innovations, Inc. (a)	1,375,000	18,056
CCA Industries, Inc.	179,095	899
Inter Parfums, Inc.	600,073	11,065
Nutraceutical International Corp. (a)(e)	1,143,504	15,780
Physicians Formula Holdings, Inc. (a)(e)	1,119,000	3,447
Sarantis SA (a)	1,299,952	3,724
USANA Health Sciences, Inc. (a)(d)	420,000	14,532
		67,773
Tobacco - 0.0%
Imperial Tobacco Group PLC	25,000	914
Karelia Tobacco Co., Inc.	2,452	192
		1,106
TOTAL CONSUMER STAPLES		2,565,765
ENERGY - 6.0%
Energy Equipment & Services - 2.8%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	17,523
Bristow Group, Inc.	1,600,017	79,649
BW Offshore Ltd.	5,000,000	9,385
Cal Dive International, Inc. (a)(e)	6,624,500	14,839
CE Franklin Ltd. (a)(e)	1,475,000	12,577
Divestco, Inc. (e)	3,586,000	432
Essential Energy Services Ltd. (a)	250,000	446
Farstad Shipping ASA (e)	3,200,000	87,363
Flint Energy Services Ltd. (a)(f)	300,000	3,596
Fugro NV (Certificaten Van Aandelen) unit	1,600,027	94,616
Hercules Offshore, Inc. (a)	2,950,000	11,181
Hornbeck Offshore Services, Inc. (a)(d)(e)	1,902,144	62,466
Noble Corp.	1,147	41
Oil States International, Inc. (a)	2,499,955	174,022
Precision Drilling Corp. (a)	5,650,000	65,520
ProSafe ASA	7,900,000	60,049
Solstad Offshore ASA	1,250,000	18,522
Total Energy Services, Inc. (e)	2,500,000	35,888
Unit Corp. (a)(e)	3,800,000	186,428
		934,543
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc. (e)	348,176	8,252
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
AOC Holdings, Inc. (e)	6,050,000	$ 34,718
Beach Energy Ltd. (d)	26,000,000	31,957
ENI SpA	20,900,000	462,039
Great Eastern Shipping Co. Ltd.	4,360,000	20,871
Hankook Shell Oil Co. Ltd. (e)	68,000	12,707
Marathon Oil Corp.	3,556,041	92,564
Michang Oil Industrial Co. Ltd. (e)	173,900	7,297
Stone Energy Corp. (a)	359,500	8,732
Sunoco, Inc.	1,800,000	67,014
Tesoro Corp. (a)	5,000,000	129,700
Tsakos Energy Navigation Ltd.	725,000	4,336
W&T Offshore, Inc. (d)(e)	4,000,100	78,762
World Fuel Services Corp. (d)	2,000,022	79,701
		1,038,650
TOTAL ENERGY		1,973,193
FINANCIALS - 8.2%
Capital Markets - 0.2%
ABG Sundal Collier ASA	50,000	36
AllianceBernstein Holding LP	10,000	142
GFI Group, Inc.	523,800	2,263
Investment Technology Group, Inc. (a)	675,000	7,702
Kyokuto Securities Co. Ltd.	10,000	63
Morgan Stanley	5,000	88
State Street Corp.	1,150,000	46,449
Tullett Prebon PLC	1,600,000	9,052
		65,795
Commercial Banks - 1.2%
Anglo Irish Bank Corp. PLC (a)	9,500,373	0
Bank of Ireland	645,706,441	92,934
Bank of the Ozarks, Inc. (d)	400,074	9,950
Cathay General Bancorp (e)	4,125,000	57,709
Center Financial Corp. (a)(e)	2,185,331	14,358
Codorus Valley Bancorp, Inc.	138,734	1,242
Dimeco, Inc.	21,140	759
East West Bancorp, Inc.	4,000,000	77,880
First Bancorp, Puerto Rico (a)(d)	133,333	475
First Bancorp, Puerto Rico (g)	7,428,572	23,801
First Bancorp, Puerto Rico rights 11/29/11 (a)(d)	133,333	4
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Financial Service Corp. (a)	102,373	$ 149
Nara Bancorp, Inc. (a)	25,000	212
National Penn Bancshares, Inc.	1,200,000	9,360
North Valley Bancorp (a)(e)	650,000	6,565
Norwood Financial Corp.	31,801	741
OBA Financial Services, Inc. (a)	10,000	144
OmniAmerican Bancorp, Inc. (a)	13,988	206
Oriental Financial Group, Inc. (e)	2,504,542	26,523
Orrstown Financial Services, Inc. (d)	30,000	275
Pacific Premier Bancorp, Inc. (a)(e)	948,105	6,182
Popular, Inc. (a)	18,000,000	33,480
Sandy Spring Bancorp, Inc.	300,000	5,103
Sparebanken More (primary capital certificate)	92,008	2,942
Sparebanken Rogaland (primary capital certificate)	1,061,327	8,883
The First Bancorp, Inc.	9,711	140
Vestjysk Bank A/S (Reg.) (a)	105,600	575
Wilshire Bancorp, Inc. (a)	200,000	684
		381,276
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	105,000	885
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	9,018
Nicholas Financial, Inc.	200,827	2,281
		12,184
Diversified Financial Services - 0.0%
Newship Ltd. (a)	2,500	161
NICE Holdings Co. Ltd.	56,147	2,734
NICE Information Service Co. Ltd.	255,334	5,823
Ricoh Leasing Co. Ltd.	50,000	1,094
		9,812
Insurance - 6.1%
AEGON NV (a)	40,000,000	190,785
AFLAC, Inc.	395,000	17,811
Amlin PLC	400,000	1,851
April	975,000	16,914
Assurant, Inc. (e)	5,581,502	215,111
Axis Capital Holdings Ltd. (e)	8,150,000	255,503
Employers Holdings, Inc.	900,000	14,598
Endurance Specialty Holdings Ltd. (e)	2,600,000	96,720
FBD Holdings PLC	20,000	178
FBL Financial Group, Inc. Class A	325,110	10,615
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	100,000	$ 1,544
Genworth Financial, Inc. Class A (a)	14,500,000	92,510
Hartford Financial Services Group, Inc.	7,750,000	149,188
HCC Insurance Holdings, Inc.	360,000	9,580
Lincoln National Corp.	8,348,500	159,039
National Interstate Corp. (e)	1,120,709	29,811
National Western Life Insurance Co. Class A	148,870	21,403
Protective Life Corp.	2,400,000	44,640
RenaissanceRe Holdings Ltd. (e)	3,100,000	211,172
Symetra Financial Corp.	175,000	1,622
Torchmark Corp.	600,276	24,569
Tower Group, Inc.	325,000	7,712
Unum Group (e)	15,900,000	379,056
Validus Holdings Ltd.	2,000,812	54,742
		2,006,674
Real Estate Investment Trusts - 0.0%
Kite Realty Group Trust	500,460	2,067
Nieuwe Steen Investments NV	112,125	1,666
Nieuwe Steen Investments NV warrants 4/1/13 (a)	125,000	0
		3,733
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	260,000	992
Devine Ltd.	8,500,000	2,003
Relo Holdings Corp. (e)	1,211,800	26,166
Tejon Ranch Co. (a)	310,000	8,057
		37,218
Thrifts & Mortgage Finance - 0.5%
Bank Mutual Corp.	125,000	416
Beneficial Mutual Bancorp, Inc. (a)	217,266	1,784
Capitol Federal Financial, Inc.	925,000	10,258
Fox Chase Bancorp, Inc. (d)	575,000	7,280
Genworth MI Canada, Inc. (e)	5,650,000	124,693
Hudson City Bancorp, Inc.	2,869,754	17,936
North Central Bancshares, Inc. (e)	134,461	2,271
WSB Holdings, Inc. (a)	16,329	36
		164,674
TOTAL FINANCIALS		2,681,366
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.5%
Biotechnology - 0.5%
Amgen, Inc.	3,000,000	$ 171,810
Health Care Equipment & Supplies - 2.1%
Atrion Corp.	10,000	2,250
Exactech, Inc. (a)	348,472	5,576
Hoshiiryou Sanki Co. Ltd. (e)	280,000	6,797
Huvitz Co. Ltd. (e)	900,000	6,292
Kinetic Concepts, Inc. (a)(e)	4,208,173	287,797
Mani, Inc.	335,000	11,791
Medical Action Industries, Inc. (a)(e)	1,634,280	8,564
Medtronic, Inc.	3,150,000	109,431
Microlife Corp.	2,760,000	4,322
Nakanishi, Inc.	271,300	25,303
Prim SA (e)	1,615,000	8,716
Span-America Medical System, Inc. (e)	269,900	3,827
St. Shine Optical Co. Ltd.	400,200	5,027
Syneron Medical Ltd. (a)(e)	2,450,000	27,734
Techno Medica Co. Ltd.	86	299
Theragenics Corp. (a)(e)	3,304,620	4,957
Top Glove Corp. Bhd	1,500,000	2,083
Utah Medical Products, Inc. (e)	438,418	11,522
Value Added Technologies Co. Ltd.	650,000	4,454
Young Innovations, Inc. (e)	750,000	21,563
Zimmer Holdings, Inc. (a)	2,000,000	105,260
		663,565
Health Care Providers & Services - 9.7%
A/S One Corp.	190,000	3,631
Advocat, Inc. (e)	351,269	1,992
Almost Family, Inc. (a)(e)	936,814	17,462
Amedisys, Inc. (a)(d)(e)	2,882,000	37,841
AMERIGROUP Corp. (a)(e)	4,850,000	269,806
AmSurg Corp. (a)(e)	2,350,000	59,526
Bio-Reference Laboratories, Inc. (a)(d)	69,000	1,383
Corvel Corp. (a)	100,054	5,160
Coventry Health Care, Inc. (a)(e)	14,793,492	470,581
DVx, Inc.	78,500	1,025
Grupo Casa Saba SA de CV sponsored ADR (a)(d)	1,263,900	11,362
HealthSpring, Inc. (a)(e)	5,147,000	277,629
Healthways, Inc. (a)(e)	1,747,900	12,515
Henry Schein, Inc. (a)	100,000	6,932
LHC Group, Inc. (a)(e)	1,867,500	29,301
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	1,900,000	$ 73,454
Lincare Holdings, Inc. (e)	13,453,537	316,831
Medica Sur SA de CV	325,500	586
Mediq NV	25,000	398
MEDNAX, Inc. (a)	100,000	6,580
Metropolitan Health Networks, Inc. (a)	24,840	162
National Healthcare Corp.	6,700	257
Patterson Companies, Inc.	3,700,000	116,439
Polska Grupa Farmaceutyczna SA	10,000	101
Psychemedics Corp.	115,000	1,024
Triple-S Management Corp. (a)(e)	1,957,734	37,197
Tsukui Corp.	314,800	3,766
U.S. Physical Therapy, Inc.	50,000	976
United Drug PLC:
(Ireland)	9,400,000	29,256
(United Kingdom)	533,719	1,665
UnitedHealth Group, Inc.	23,000,000	1,103,749
Universal American Spin Corp. (a)	1,700,043	19,550
VCA Antech, Inc. (a)	1,770,000	35,966
Wellcare Health Plans, Inc. (a)	1,150,000	56,362
WellPoint, Inc.	2,250,000	155,025
Win International Co., Ltd. (e)	800,071	6,047
		3,171,537
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	949
ND Software Co. Ltd.	31,000	711
		1,660
Life Sciences Tools & Services - 0.1%
ICON PLC sponsored ADR (a)	1,800,000	30,240
Pharmaceuticals - 1.1%
Aurobindo Pharma Ltd.	30,000	78
Bukwang Pharmaceutical Co. Ltd.	60,000	957
Daewon Pharmaceutical Co. Ltd. (e)	1,290,900	6,051
DongKook Pharmaceutical Co. Ltd.	388,540	4,743
Endo Pharmaceuticals Holdings, Inc. (a)	4,621,500	149,321
Forest Laboratories, Inc. (a)	2,100,000	65,730
Fornix Biosciences NV	260,000	210
Hanmi Holdings Co. Ltd.	99,950	2,017
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	16,468
Jeil Pharmaceutical Co. (e)	1,184,500	12,482
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
KunWha Pharmaceutical Co., Ltd. (e)	325,900	$ 3,089
Kwang Dong Pharmaceutical Co. Ltd.	25,000	74
Merck & Co., Inc.	1,300,000	44,850
Pacific Pharmaceutical Co. Ltd.	81,000	1,558
Recordati SpA	4,250,000	37,113
Sanofi-aventis rights (a)	50,000	45
Torii Pharmaceutical Co. Ltd.	620,000	11,595
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	10,219
Yuyu Pharma, Inc.	255,000	1,209
		367,809
TOTAL HEALTH CARE		4,406,621
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.4%
CAE, Inc.	6,500,000	69,313
Magellan Aerospace Corp. (a)	550,100	1,727
Meggitt PLC	100,000	619
Moog, Inc. Class A (a)	1,250,000	48,413
		120,072
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	244,600	1,927
Kintetsu World Express, Inc.	500,000	15,234
Pacer International, Inc. (a)(e)	1,825,017	8,596
Sinwa Ltd. (a)(e)	21,000,000	1,828
Yusen Logistics Co. Ltd. (e)	4,221,500	56,184
		83,769
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	0
Pinnacle Airlines Corp. (a)	859,096	2,208
Republic Airways Holdings, Inc. (a)(e)	3,582,000	9,313
SkyWest, Inc.	1,437,700	19,280
		30,801
Building Products - 0.2%
AAON, Inc.	1,166,260	24,690
Apogee Enterprises, Inc.	10,000	109
Insteel Industries, Inc. (e)	1,079,214	11,127
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Kingspan Group PLC (Ireland)	2,300,000	$ 20,530
Kondotec, Inc. (d)(e)	1,000,000	11,174
		67,630
Commercial Services & Supplies - 2.0%
Aeon Delight Co. Ltd.	475,000	9,562
AJIS Co. Ltd. (e)	438,500	6,609
Asia File Corp. Bhd	347,700	425
Avery Dennison Corp. (e)	10,595,461	281,839
Cintas Corp.	1,000,090	29,893
Fursys, Inc. (e)	774,994	19,309
HNI Corp.	525,000	12,626
Industrial Services of America, Inc. (a)(d)	84,200	493
Knoll, Inc. (e)	4,475,000	68,244
M&F Worldwide Corp. (a)	430,207	10,652
Mitie Group PLC (e)	20,025,000	81,026
Moshi Moshi Hotline, Inc.	620,000	5,961
Multi-Color Corp.	625,700	16,587
NICE e-Banking Services (e)	2,500,000	4,225
Republic Services, Inc.	25,000	712
RPS Group PLC	1,500,000	4,345
Teems, Inc. (a)(e)	124,950	1,223
United Stationers, Inc. (e)	2,431,544	77,347
VICOM Ltd.	3,268,000	8,918
		639,996
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	250,000	5,230
Arcadis NV	1,275,000	25,056
Astaldi SpA	100,000	591
Aveng Ltd.	625,000	2,922
Bird Construction, Inc.	25,000	267
Daiichi Kensetsu Corp. (e)	1,700,000	15,153
Dongyang Engineering & Construction Corp. (e)	289,500	1,280
EMCOR Group, Inc.	1,350,000	33,845
EPCO Co. Ltd.	50,000	813
Foster Wheeler AG (a)	15,200	324
Granite Construction, Inc.	615,000	13,838
Hanil Construction Co. Ltd. (a)	23,809	73
Heijmans NV unit	10,000	154
Imtech NV	925,000	27,420
Jacobs Engineering Group, Inc. (a)(e)	8,015,150	310,988
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Kaneshita Construction Co. Ltd.	632,000	$ 2,666
Kier Group PLC	100,000	2,264
Koninklijke BAM Groep NV	1,800,000	7,523
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	11,734
Kyowa Exeo Corp.	3,000	26
Meisei Industrial Co. Ltd.	1,250,000	3,044
Mirait Holdings Corp.	2,449,940	18,743
Sanyo Engineering & Construction, Inc.	900,000	2,799
Severfield-Rowen PLC	1,100,000	2,830
Shinnihon Corp. (d)	1,800,000	4,579
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	4,069
ShoLodge, Inc. (a)(e)	500,627	6
Sterling Construction Co., Inc. (a)(e)	1,055,807	13,145
Tutor Perini Corp.	1,420,000	20,633
United Integration Services Co. Ltd.	2,100,000	2,108
URS Corp. (a)	5,000	179
Vianini Lavori SpA	675,000	3,679
		537,981
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	1,000,000	3,796
Aros Quality Group AB	655,393	4,664
AZZ, Inc. (e)	1,110,000	49,573
Canare Electric Co. Ltd. (d)	160,000	2,508
Chiyoda Integre Co. Ltd.	530,000	7,022
Deswell Industries, Inc.	477,800	1,123
Dynapack International Technology Corp.	200,000	756
Fushi Copperweld, Inc. (a)(e)	2,932,800	18,653
FW Thorpe PLC	504,300	6,407
Global Power Equipment Group, Inc. (a)	10,000	265
Graphite India Ltd.	2,200,000	3,321
I-Sheng Electric Wire & Cable Co. Ltd. (a)(e)	11,000,000	13,715
Jinpan International Ltd. (d)	382,640	3,291
Korea Electric Terminal Co. Ltd. (e)	700,000	13,845
Nexans SA (d)	200,000	12,641
PK Cables OY	250,000	4,162
Prysmian SpA	425,000	6,440
Servotronics, Inc.	50,000	418
Universal Security Instruments, Inc. (a)(e)	241,255	1,361
		153,961
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,310,000	$ 230,522
Reunert Ltd.	1,175,000	9,313
Seaboard Corp.	47,600	104,625
		344,460
Machinery - 1.4%
Aalberts Industries NV (e)	8,480,000	150,155
Actuant Corp. Class A	1,140,000	25,650
ASL Marine Holdings Ltd.	17,500,000	7,415
Charter International PLC	50,000	721
CKD Corp. (e)	5,525,000	37,099
Foremost Income Fund (e)	2,141,103	13,746
Gencor Industries, Inc. (a)	283,103	1,982
Hardinge, Inc.	236,600	2,063
Harsco Corp.	5,000	115
Hurco Companies, Inc. (a)(e)	631,800	16,503
Hwacheon Machine Tool Co. Ltd. (e)	219,900	10,142
Ihara Science Corp. (e)	865,000	5,972
Industrea Ltd.	50,000	67
Ingersoll-Rand Co. Ltd.	100,000	3,113
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	5,217
Jaya Holdings Ltd. (a)(e)	74,670,000	28,336
John Bean Technologies Corp.	30,000	484
Kyowakogyosyo Co.,Ltd.	140,000	1,415
NACCO Industries, Inc. Class A	310,000	25,451
Nadex Co. Ltd. (e)	650,000	2,205
Nichidai Corp.	150,000	575
Nitta Corp.	75,000	1,362
Oshkosh Truck Corp. (a)	3,560,000	74,262
S&T Holdings Co. Ltd.	700,020	7,298
Semperit AG Holding	550,000	23,900
Takamatsu Machinery Co., Ltd.	105,000	463
Takeuchi Manufacturing Co. Ltd. (a)	270,000	1,994
Tocalo Co. Ltd.	560,000	11,362
Trifast PLC (a)	3,800,000	2,506
Trinity Industrial Corp.	665,000	2,292
		463,865
Marine - 0.0%
Excel Maritime Carriers Ltd. (a)(d)	150,000	426
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,970
		6,396
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.7%
Akka Technologies SA	5,000	$ 118
Boardroom Ltd.	3,000,000	1,215
Clarius Group Ltd.	4,142,382	2,281
Corporate Executive Board Co.	200,000	7,318
CRA International, Inc. (a)(e)	600,000	11,592
en-japan, Inc.	6,100	6,788
Equifax, Inc.	3,140,761	110,398
Hyder Consulting PLC	625,000	3,493
RCM Technologies, Inc. (a)(e)	1,299,917	6,253
SmartPros Ltd.	125,000	255
Stantec, Inc. (a)	2,600,000	63,927
Synergie SA	210,684	2,624
Temp Holdings Co., Ltd.	325,000	2,785
VSE Corp.	167,400	4,071
		223,118
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (e)	1,723,700	15,592
Con-way, Inc.	410,000	12,083
Contrans Group, Inc.:
(sub. vtg.) (a)(f)	130,000	926
Class A	1,245,900	8,874
Hamakyorex Co. Ltd. (e)	510,000	14,594
Hutech Norin Co. Ltd. (e)	1,043,700	9,526
Sakai Moving Service Co. Ltd. (e)	778,000	16,632
Trancom Co. Ltd. (e)	1,032,400	20,992
Universal Truckload Services, Inc.	533,719	8,283
Vitran Corp., Inc. (a)	247,051	1,198
Vitran Corp., Inc. (a)	490,000	2,377
		111,077
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	460,000	10,390
Grafton Group PLC unit	6,700,017	25,962
Hanwa Co. Ltd.	3,500,000	14,648
Houston Wire & Cable Co. (d)(e)	1,070,000	13,664
KS Energy Services Ltd. (a)	14,200,000	11,034
Otec Corp.	125,000	818
Parker Corp. (e)	2,400,000	4,925
Richelieu Hardware Ltd.	350,000	9,343
Senshu Electric Co. Ltd. (e)	1,080,000	13,279
Strongco Corp. (a)(e)	1,025,288	5,554
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Tanaka Co. Ltd.	100,000	$ 516
TECHNO ASSOCIE CO., LTD.	180,000	1,493
Totech Corp. (d)	200,000	752
Uehara Sei Shoji Co. Ltd.	1,100,000	4,232
Wakita & Co. Ltd.	650,000	3,821
Yamazen Co. Ltd.	1,050,000	7,435
		127,866
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	8,165
Meiko Transportation Co. Ltd.	905,000	7,934
		16,099
TOTAL INDUSTRIALS		2,927,091
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.1%
Aastra Technologies Ltd. (e)	1,175,000	18,565
Bel Fuse, Inc. Class A	315,000	5,972
Black Box Corp. (e)	1,800,840	50,406
Blonder Tongue Laboratories, Inc. (a)	152,040	198
Brocade Communications Systems, Inc. (a)	2,075,000	9,089
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,212,726	2,971
Cisco Systems, Inc.	5,375,000	99,599
ClearOne Communications, Inc. (a)(e)	455,495	1,995
Comtech Telecommunications Corp. (e)	1,300,000	43,043
Ditech Networks, Inc. (a)(e)	1,810,000	1,611
Harris Corp.	75,000	2,831
NEC Mobiling Ltd.	300,000	10,018
Nera Telecommunications Ltd.	9,000,000	2,571
NETGEAR, Inc. (a)	1,230,000	43,616
Optical Cable Corp.	300,000	1,074
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	350,000	3,644
TKH Group NV unit	3,000,000	74,315
		371,518
Computers & Peripherals - 3.0%
Compal Electronics, Inc.	153,500,000	140,879
Logitech International SA (a)	25,000	249
Logitech International SA (Reg.) (a)(d)	7,600,000	73,874
Pinnacle Technology Holdings Ltd.	6,540,000	8,900
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
QLogic Corp. (a)	775,000	$ 10,827
Quantum Corp. (a)	3,675,278	9,592
Rimage Corp. (e)	941,192	10,447
Roland DG Corp.	210,000	2,205
Seagate Technology (e)	35,650,000	575,748
Super Micro Computer, Inc. (a)(e)	2,665,928	42,655
Synaptics, Inc. (a)	412,000	13,921
TPV Technology Ltd.	58,500,000	16,559
Western Digital Corp. (a)	1,175,000	31,302
Xyratex Ltd. (e)	3,102,900	42,324
		979,482
Electronic Equipment & Components - 3.2%
A&D Co. Ltd. (d)(e)	1,650,000	6,010
Arrow Electronics, Inc. (a)	150,000	5,408
Beijer Electronics AB	125,000	1,179
CNB Technology, Inc.	110,000	1,004
Delta Electronics PCL (For. Reg.)	25,000,000	14,970
DigiTech Systems Co., Ltd. (a)	280,000	3,346
Dolby Laboratories, Inc. Class A (a)	175,000	5,117
Elec & Eltek International Co. Ltd.	1,800,000	5,454
Elematec Corp. (d)(e)	1,810,000	29,758
Excel Co. Ltd. (e)	909,800	8,291
Fabrinet (a)	60,000	744
Hanla IMS Co. Ltd.	22,420	89
Hi-P International Ltd.	20,483,000	9,307
Hon Hai Precision Industry Co. Ltd. (Foxconn)	118,800,000	325,676
Huan Hsin Holdings Ltd. (a)	7,200,000	649
Image Sensing Systems, Inc. (a)(e)	365,685	2,454
Insight Enterprises, Inc. (a)	1,600,127	27,042
Intelligent Digital Integrated Security Co. Ltd. (e)	310,558	9,153
Intelligent Digital Integrated Security Co. Ltd. (e)	691,242	6,375
INTOPS Co. Ltd. (e)	859,900	14,191
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	41,000,000	140,040
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	484
Kingboard Laminates Holdings Ltd.	9,000,000	4,845
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,093
Mesa Laboratories, Inc. (e)	317,500	11,824
Metrologic Group	7,058	203
Multi-Fineline Electronix, Inc. (a)	248,079	5,691
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Muramoto Electronic Thailand PCL (For. Reg.)	1,700,000	$ 10,563
Nippo Ltd. (e)	797,600	4,174
Orbotech Ltd. (a)(e)	3,100,000	33,015
Posiflex Technologies, Inc.	1,801,629	2,877
ScanSource, Inc. (a)(e)	2,000,000	69,520
SED International Holdings, Inc. (a)(e)	475,000	1,501
Shibaura Electronics Co. Ltd. (e)	777,800	12,161
Shinko Shoji Co. Ltd.	50,000	386
Sigmatron International, Inc. (a)(e)	381,880	1,428
Store Electronic Systems SA (a)	21,950	319
SYNNEX Corp. (a)(e)	3,498,500	101,002
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	334
Tessco Technologies, Inc.	70,000	974
Tomen Devices Corp. (e)	544,600	12,257
Tomen Electronics Corp. (e)	1,492,400	17,658
Venture Corp. Ltd. (e)	23,000,000	122,625
VST Holdings Ltd. (a)(e)	90,000,000	14,319
Winland Electronics, Inc. (a)(e)	300,700	174
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,644
XAC Automation Corp. (e)	9,430,000	10,918
		1,058,246
Internet Software & Services - 1.4%
Daou Technology, Inc.	1,581,290	14,197
DeNA Co. Ltd.	305,000	13,166
eBay, Inc. (a)	7,500,000	238,725
Gabia, Inc.	610,000	1,373
Gurunavi, Inc. (d)	235,000	2,883
j2 Global Communications, Inc. (e)	3,780,000	116,348
Jorudan Co. Ltd.	150,000	941
Macromill, Inc.	5,000	59
Meetic (a)(e)	1,663,393	29,811
Melbourne IT Ltd. (e)	8,050,000	11,947
Monster Worldwide, Inc. (a)	225,000	2,077
NetGem SA	1,000,000	3,999
Rentabiliweb Group SA	75,000	658
Softbank Technology Corp. (e)	700,000	5,704
The Stanley Gibbons Group PLC	800,000	2,155
UANGEL Corp. (e)	1,200,000	4,326
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
United Internet AG	50,000	$ 987
Web.com, Inc. (a)	160,000	1,546
		450,902
IT Services - 3.8%
Accenture PLC Class A	100,000	6,026
ALTEN	555,000	15,837
Amdocs Ltd. (a)	8,240,000	247,365
Argo Graphics, Inc. (e)	526,500	6,608
Calian Technologies Ltd. (e)	778,500	14,721
Cielo SA	40,000	1,060
Computer Sciences Corp.	4,335,000	136,379
Computer Services, Inc.	190,600	5,251
Convergys Corp. (a)	800,000	8,560
CSE Global Ltd. (e)	46,611,000	31,023
Data#3 Ltd.	30,000	398
EOH Holdings Ltd. (e)	8,322,000	23,803
Groupe Steria SCA	1,005	19
Heartland Payment Systems, Inc. (e)	3,600,000	78,336
HIQ International AB	900,000	3,976
Indra Sistemas (d)(e)	16,413,000	276,202
Jack Henry & Associates, Inc.	1,800,432	58,352
Know IT AB (e)	1,650,000	12,148
ManTech International Corp. Class A	335,000	11,769
Mastek Ltd. (e)	2,025,000	3,612
Matsushita Electric Works Information Systems Co. Ltd.	500,000	13,586
NCI, Inc. Class A (a)(e)	743,100	10,143
NeuStar, Inc. Class A (a)	375,000	11,921
Patni Computer Systems Ltd. sponsored ADR (a)(d)	413,566	5,658
Rolta India Ltd.	2,699,942	4,585
SAIC, Inc. (a)(d)	3,050,000	37,912
SinoCom Software Group Ltd. (e)	73,000,000	5,024
Softcreate Co., Ltd.	110,500	1,505
Syntel, Inc.	310,795	15,198
The Western Union Co.	1,712,900	29,924
Total System Services, Inc.	8,635,900	171,768
		1,248,669
Office Electronics - 0.3%
Xerox Corp.	10,000,000	81,800
Semiconductors & Semiconductor Equipment - 1.0%
Alpha & Omega Semiconductor Ltd. (a)	1,199,694	10,137
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Axell Corp. (d)(e)	925,000	$ 20,877
Diodes, Inc. (a)(e)	4,560,000	102,007
Gennum Corp. (e)	3,050,000	18,756
KEC Holdings Co. Ltd. (a)(e)	1,399,999	1,602
Lasertec Corp.	362,000	4,335
Leeno Industrial, Inc.	175,000	3,404
Marvell Technology Group Ltd. (a)	480,000	6,715
MediaTek, Inc.	500,000	5,247
Melexis NV (d)(e)	3,350,000	47,288
Miraial Co. Ltd.	216,900	3,371
Nextchip Co. Ltd. (e)	1,070,110	10,067
Novatek Microelectronics Corp.	1,675,000	4,106
Powertech Technology, Inc.	9,460,000	23,031
Sporton International, Inc. (e)	6,500,000	14,015
Sunplus Technology Co. Ltd.	7,000,000	2,806
Telechips, Inc. (e)	1,058,800	4,661
Tessera Technologies, Inc. (a)	775,000	10,672
Trio-Tech International (a)(e)	322,543	774
UKC Holdings Corp. (e)	1,570,000	15,147
Varitronix International Ltd. (e)	16,500,000	7,513
Y. A. C. Co., Ltd. (d)	300,000	2,555
		319,086
Software - 5.0%
AdaptIT Holdings Ltd.	2,847,975	244
Adobe Systems, Inc. (a)	1,530,000	44,997
ANSYS, Inc. (a)(e)	5,100,000	277,236
Axway Software SA (a)	5,000	102
Cybernet Systems Co. Ltd. (e)	20,500	5,092
Descartes Systems Group, Inc. (a)	5,000	37
DTS Corp.	200,000	2,355
Ebix, Inc. (d)(e)	2,110,000	36,102
Exact Holdings NV	725,000	19,214
Geodesic Ltd. (e)	4,873,000	5,864
ICSA (India) Ltd.	1,599,999	1,877
ICT Automatisering NV (d)(e)	874,000	4,909
IGE + XAO SA	30,000	1,001
Infomedia Ltd. (e)	16,200,000	3,739
init innovation in traffic systems AG	10,000	238
KSK Co., Ltd. (e)	614,200	3,356
Magma Design Automation, Inc. (a)	899,339	4,749
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Micro Focus International PLC	25,000	$ 137
MICROS Systems, Inc. (a)	100,036	4,924
Microsoft Corp.	27,405,214	729,801
Net 1 UEPS Technologies, Inc. (a)	550,000	4,252
NSD Co. Ltd.	250,000	1,992
Nucleus Software Exports Ltd.	1,050,000	1,517
Oracle Corp.	13,000,000	426,010
Parametric Technology Corp. (a)	549,087	11,437
Playtech Ltd.	10,000	44
Pro-Ship, Inc.	131,400	2,317
Progress Software Corp. (a)	528,300	11,126
Sage Group PLC	650,000	2,907
Shanda Games Ltd. sponsored ADR (a)	200,000	1,018
Societe Pour L'Informatique Industrielle SA (e)	1,143,872	7,440
SS&C Technologies Holdings, Inc. (a)	167,687	2,660
SWORD Group (e)	571,130	10,299
Vasco Data Security International, Inc. (a)	55,000	454
Vitec Software Group AB	9,000	84
Zensar Technologies Ltd.	300,000	812
		1,630,343
TOTAL INFORMATION TECHNOLOGY		6,140,046
MATERIALS - 3.6%
Chemicals - 2.4%
Aditya Birla Chemicals India Ltd. (e)	2,338,600	4,319
American Vanguard Corp. (d)	900,000	11,133
C. Uyemura & Co. Ltd. (e)	653,800	22,839
Chase Corp. (e)	894,586	12,524
Core Molding Technologies, Inc. (a)	314,306	2,731
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	6,900,026	23,857
Deepak Nitrite Ltd. (e)	652,891	2,404
EcoGreen Fine Chemical Group Ltd. (e)	44,806,000	11,933
FMC Corp.	2,000,000	157,780
Fujikura Kasei Co., Ltd. (e)	3,271,600	15,382
Gujarat Narmada Valley Fertilizers Co.	3,850,000	7,299
Gujarat State Fertilizers & Chemicals Ltd.	2,450,000	23,789
Honshu Chemical Industry Co., Ltd. (e)	800,000	5,151
Innospec, Inc. (a)(e)	1,350,000	40,770
KPC Holdings Corp.	43,478	1,510
KPX Chemical Co. Ltd.	163,083	7,779
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	1,100,000	$ 21,648
Miwon Chemicals Co. Ltd. (a)	36,485	719
Miwon Commercial Co. Ltd.	13,552	1,154
Muto Seiko Co. Ltd.	139,200	761
OM Group, Inc. (a)(e)	3,245,000	93,813
SK Kaken Co. Ltd.	390,000	14,050
Soda Aromatic Co. Ltd.	52,500	450
Soken Chemical & Engineer Co. Ltd. (e)	805,000	7,458
Solutia, Inc. (a)	96,944	1,575
T&K Toka Co. Ltd. (e)	700,000	8,134
Thai Carbon Black PCL (For. Reg.)	11,600,000	8,963
Thai Rayon PCL (For. Reg.)	3,200,000	8,860
Yara International ASA	4,750,000	226,255
Yip's Chemical Holdings Ltd. (e)	31,002,000	26,985
		772,025
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	2,927
Eagle Materials, Inc.	30,000	617
Mitani Sekisan Co. Ltd. (e)	1,291,200	8,114
Titan Cement Co. SA (Reg.)	575,000	11,180
		22,838
Containers & Packaging - 0.4%
Chuoh Pack Industry Co. Ltd. (e)	406,000	4,455
Kohsoku Corp. (e)	2,097,300	16,408
Silgan Holdings, Inc.	2,600,000	97,604
Starlite Holdings Ltd.	3,000,000	122
The Pack Corp. (e)	1,730,000	25,996
Vidrala SA	110,000	3,099
		147,684
Metals & Mining - 0.7%
Alconix Corp. (e)	610,000	13,295
Blue Earth Refineries, Inc. (a)	274,309	99
Chubu Steel Plate Co. Ltd.	500,000	2,687
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	122,790
Hill & Smith Holdings PLC	1,650,600	7,094
Horsehead Holding Corp. (a)(e)	2,370,000	20,572
Korea Steel Shapes Co. Ltd.	42,000	1,787
MFC Industrial Ltd.	36,538	257
Orosur Mining, Inc. (a)	3,100,000	3,327
Orvana Minerals Corp. (a)(d)	1,350,000	2,316
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Pacific Metals Co. Ltd.	4,000,000	$ 23,110
Sherritt International Corp.	2,654,600	15,259
Tohoku Steel Co. Ltd. (e)	595,000	6,815
Tokyo Kohtetsu Co. Ltd.	125,000	783
Tokyo Tekko Co. Ltd. (e)	4,600,000	13,010
Webco Industries, Inc. (a)	9,122	1,095
Yamato Kogyo Co. Ltd.	263,000	6,653
		240,949
Paper & Forest Products - 0.0%
Gunns Ltd. (a)	750,000	207
Stella-Jones, Inc.	35,000	1,396
Stella-Jones, Inc. (a)	165,000	6,581
		8,184
TOTAL MATERIALS		1,191,680
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,338,800	50,807
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc. (a)	1,216,940	10,344
NII Holdings, Inc. (a)	222,100	5,226
Okinawa Cellular Telephone Co.	209	434
SK Telecom Co. Ltd. sponsored ADR (d)	1,875,000	27,731
		43,735
TOTAL TELECOMMUNICATION SERVICES		94,542
UTILITIES - 0.2%
Electric Utilities - 0.1%
PPL Corp.	645,000	18,944
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,293
Keiyo Gas Co. Ltd.	606,000	2,627
KyungDong City Gas Co. Ltd.	153,670	7,156
Otaki Gas Co. Ltd.	725,000	3,705
UGI Corp.	200,000	5,734
		23,515
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	750,000	$ 6,549
Mega First Corp. Bhd (e)	22,662,000	11,395
		17,944
TOTAL UTILITIES		60,403
TOTAL COMMON STOCKS (Cost $22,505,171)		31,109,926
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	79,880
Automobiles - 0.1%
General Motors Co. 4.75%	990,000	41,144
TOTAL CONSUMER DISCRETIONARY		121,024
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,569
TOTAL CONVERTIBLE PREFERRED STOCKS		125,593
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	48,534	361
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,193
TOTAL CONSUMER STAPLES		1,554
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	267
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	$ 6,459
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,280
TOTAL PREFERRED STOCKS (Cost $88,159)		133,873
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	22,346
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	12,964
TOTAL CONVERTIBLE BONDS (Cost $43,226)		35,310
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,427,571,684	1,427,572
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	573,158,166	573,158
TOTAL MONEY MARKET FUNDS (Cost $2,000,730)		2,000,730
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $24,637,286)		33,279,839
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(573,427)
NET ASSETS - 100%		$ 32,706,412
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,522,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,801,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Bancorp, Puerto Rico	10/6/11	$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 870
Fidelity Securities Lending Cash Central Fund	1,738
Total	$ 2,608
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,254	$ -	$ -	$ -	$ 6,010
Aalberts Industries NV	156,502	7,287	-	-	150,155
Aastra Technologies Ltd.	22,728	-	-	-	18,565
Abbey PLC	24,817	-	-	227	24,467
Abercrombie & Fitch Co. Class A	475,280	-	-	1,138	483,600
Adams Resources & Energy, Inc.	8,983	-	-	-	8,252
Aditya Birla Chemicals India Ltd.	6,774	-	-	-	4,319
Advocat, Inc.	3,365	-	946	19	1,992
Aeropostale, Inc.	137,784	-	-	-	111,699
Air T, Inc.	2,184	-	-	-	1,927
AJIS Co. Ltd.	7,862	-	-	-	6,609
Alconix Corp.	17,429	-	-	185	13,295
Almost Family, Inc.	22,743	837	-	-	17,462
Alps Logistics Co. Ltd.	17,312	-	-	365	15,592
Ambassadors Group, Inc.	10,479	2,806	-	75	8,781
Amedisys, Inc.	74,529	-	-	-	37,841
AMERIGROUP Corp.	266,750	-	-	-	269,806
AmSurg Corp.	59,761	-	-	-	59,526
ANSYS, Inc.	258,060	-	-	-	277,236
AOC Holdings, Inc.	46,614	-	-	-	34,718
Arctic Cat, Inc.	13,184	-	3,640	-	-
Argo Graphics, Inc.	7,060	-	-	-	6,608
ARK Restaurants Corp.	4,545	-	-	75	4,200
Arrhythmia Research Technology, Inc.	1,163	-	-	-	949
Arts Optical International Holdings Ltd.	13,730	-	-	283	10,933
Assurant, Inc.	190,567	7,858	-	963	215,111
ASTI Corp.	5,051	-	-	102	4,276
Atlantic Tele-Network, Inc.	50,566	-	-	308	50,807
Avery Dennison Corp.	31,550	256,953	-	1,263	281,839
Axell Corp.	19,494	-	-	336	20,877
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Axis Capital Holdings Ltd.	$ 259,741	$ -	$ -	$ 1,875	$ 255,503
AZZ, Inc.	55,533	-	-	278	49,573
Barratt Developments PLC	135,826	-	-	-	119,959
Belc Co. Ltd.	30,030	-	-	455	30,010
Belluna Co. Ltd.	35,517	-	-	463	39,856
Bellway PLC	81,530	-	-	-	85,922
Big 5 Sporting Goods Corp.	18,137	4	-	165	16,998
Black Box Corp.	45,779	5,017	-	126	50,406
Blyth, Inc.	50,355	-	46,368	-	-
BMTC Group, Inc. Class A (sub. vtg.)	132,588	-	7,557	621	122,453
Brinker International, Inc.	184,954	-	-	1,232	176,330
Brown Shoe Co., Inc.	11,565	12,617	-	106	25,130
C. Uyemura & Co. Ltd.	29,052	-	-	-	22,839
Cal Dive International, Inc.	36,287	970	172	-	14,839
Calian Technologies Ltd.	16,460	-	-	167	14,721
Capella Education Co.	-	25,293	-	-	29,320
Career Education Corp.	106,643	-	-	-	75,811
Cathay General Bancorp	57,173	-	-	41	57,709
CE Franklin Ltd.	13,509	-	-	-	12,577
CEC Entertainment, Inc.	77,400	-	-	400	63,240
Center Financial Corp.	13,462	-	-	-	14,358
Chase Corp.	12,542	-	-	313	12,524
Chime Communications PLC	18,690	-	-	147	14,619
Chuoh Pack Industry Co. Ltd.	4,932	-	-	89	4,455
Citi Trends, Inc.	15,755	1,919	1,570	-	14,174
CKD Corp.	47,666	-	-	402	37,099
ClearOne Communications, Inc.	2,423	-	-	-	1,995
Clip Corp.	3,958	-	-	-	3,759
Comtech Telecommunications Corp.	33,014	1,969	-	358	43,043
Cosmos Pharmaceutical Corp.	88,625	-	-	-	88,140
Coventry Health Care, Inc.	468,340	4,525	-	-	470,581
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CRA International, Inc.	$ 16,128	$ -	$ -	$ -	$ 11,592
Craftmade International, Inc.	1,710	-	-	-	2,349
Create SD Holdings Co. Ltd.	46,318	-	-	-	44,285
CSE Global Ltd.	46,560	73	-	-	31,023
Cybernet Systems Co. Ltd.	5,380	-	-	40	5,092
D.R. Horton, Inc.	285,120	-	-	900	267,120
Daewon Pharmaceutical Co. Ltd.	8,779	-	-	-	6,051
Daiichi Kensetsu Corp.	15,682	-	-	-	15,153
DCC PLC (Ireland)	224,715	-	-	-	230,522
Dean Foods Co.	69,977	37,327	-	-	103,397
Deepak Fertilisers and Petrochemicals Corp. Ltd.	25,393	-	-	-	23,857
Deepak Nitrite Ltd.	3,120	-	-	-	2,404
Delta Apparel, Inc.	16,763	-	-	-	15,348
Diodes, Inc.	90,668	13,516	-	-	102,007
Ditech Networks, Inc.	2,002	-	12	-	1,611
Divestco, Inc.	563	-	-	-	432
Dongyang Engineering & Construction Corp.	1,538	-	-	-	1,280
Ebix, Inc.	41,546	-	-	-	36,102
EcoGreen Fine Chemical Group Ltd.	15,177	-	-	69	11,933
Educational Development Corp.	2,070	-	-	46	2,070
Elematec Corp.	25,798	-	-	329	29,758
Endurance Specialty Holdings Ltd.	105,924	-	-	780	96,720
EOH Holdings Ltd.	27,526	-	-	495	23,803
Excel Co. Ltd.	9,516	-	-	165	8,291
Farstad Shipping ASA	95,693	-	270	-	87,363
Federal Screw Works	803	-	-	-	705
First Juken Co. Ltd.	12,999	-	-	268	12,662
Folli Follie Group	44,972	-	345	-	40,645
Food Empire Holdings Ltd.	16,474	-	-	-	13,943
Foremost Income Fund	14,343	-	-	-	13,746
Fresh Del Monte Produce, Inc.	155,881	-	-	636	161,923
Fujikura Kasei Co., Ltd.	18,363	-	-	277	15,382
Fursys, Inc.	19,727	456	-	-	19,309
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fushi Copperweld, Inc.	$ 20,735	$ -	$ -	$ -	$ 18,653
Fyffes PLC (Ireland)	19,915	-	-	273	18,130
GameStop Corp. Class A	186,282	521	-	-	202,642
Gennum Corp.	22,347	-	-	87	18,756
Genworth MI Canada, Inc.	139,919	-	-	1,256	124,693
Geodesic Ltd.	7,115	-	-	138	5,864
Gildan Activewear, Inc.	299,770	-	-	643	258,013
Glentel, Inc.	38,269	-	-	119	30,418
Goodfellow, Inc.	9,419	-	-	-	7,136
Gulliver International Co. Ltd.	49,218	-	-	908	44,694
Halows Co. Ltd.	13,566	-	-	-	12,410
Hamakyorex Co. Ltd.	17,487	-	-	117	14,594
Hampshire Group Ltd.	3,404	-	-	-	2,484
Handsome Co. Ltd.	65,046	-	-	-	59,156
Hankook Shell Oil Co. Ltd.	13,738	-	-	-	12,707
Harte-Hanks, Inc.	20,017	5,850	-	196	27,685
HealthSpring, Inc.	209,304	1,466	-	-	277,629
Healthways, Inc.	26,096	-	-	-	12,515
Heartland Payment Systems, Inc.	75,744	-	-	144	78,336
Helen of Troy Ltd.	91,913	-	-	-	82,451
Henry Boot PLC	24,054	-	-	275	20,272
Hiday Hidaka Corp.	14,211	-	-	159	13,239
Holidaybreak PLC	35,171	-	33,611	-	-
Honeys Co. Ltd.	18,844	-	-	-	23,758
Honshu Chemical Industry Co., Ltd.	6,746	-	-	58	5,151
Hornbeck Offshore Services, Inc.	52,618	1,100	1,064	-	62,466
Horsehead Holding Corp.	25,691	544	-	-	20,572
Hoshiiryou Sanki Co. Ltd.	7,731	-	-	68	6,797
Houston Wire & Cable Co.	14,717	1,652	-	87	13,664
HTL International Holdings Ltd.	10,959	-	-	245	7,820
Hurco Companies, Inc.	18,588	-	-	-	16,503
Hutech Norin Co. Ltd.	9,221	-	-	177	9,526
Huvitz Co. Ltd.	6,308	-	-	-	6,292
Hwacheon Machine Tool Co. Ltd.	15,622	-	-	-	10,142
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
I A Group Corp.	$ 5,086	$ 28	$ -	$ 90	$ 4,469
I-Sheng Electric Wire & Cable Co. Ltd.	13,902	-	-	-	13,715
ICT Automatisering NV	5,436	-	-	-	4,909
Ihara Science Corp.	7,429	-	-	-	5,972
Ildong Pharmaceutical Co. Ltd.	20,149	-	-	-	16,468
Image Sensing Systems, Inc.	3,868	26	-	-	2,454
Indra Sistemas	326,153	-	-	-	276,202
Infomedia Ltd.	4,183	-	-	208	3,739
Innospec, Inc.	43,362	-	-	-	40,770
Inoue Kinzoku Kogyo Co. Ltd.	6,045	-	-	52	5,217
Insteel Industries, Inc.	11,460	816	-	30	11,127
Intage, Inc.	22,715	-	-	-	20,428
Intelligent Digital Integrated Security Co. Ltd.	-	7,641	-	-	9,153
Intelligent Digital Integrated Security Co., Ltd.	16,724	-	-	7,641	6,375
INTOPS Co. Ltd.	16,149	-	-	-	14,191
INZI Controls Co. Ltd.	13,056	-	-	-	8,285
Isewan Terminal Service Co. Ltd.	8,615	-	-	143	8,165
j2 Global Communications, Inc.	100,542	532	-	756	116,348
Jack in the Box, Inc.	149,248	-	-	-	135,190
Jacobs Engineering Group, Inc.	39,140	233,399	-	-	310,988
JAKKS Pacific, Inc.	48,740	-	-	279	52,986
Jaya Holdings Ltd.	35,036	-	-	-	28,336
Jeil Pharmaceutical Co.	14,980	661	-	-	12,482
JLM Couture, Inc.	306	-	-	-	246
Jos. A. Bank Clothiers, Inc.	140,461	-	-	-	146,292
Jumbo SA	77,604	-	-	-	59,826
KEC Holdings Co. Ltd.	2,164	-	-	-	1,602
Kinetic Concepts, Inc.	281,695	-	-	-	287,797
Knoll, Inc.	79,844	1,437	-	448	68,244
Know IT AB	16,521	-	-	-	12,148
Kohsoku Corp.	17,113	-	-	241	16,408
Kondotec, Inc.	11,733	-	-	170	11,174
Korea Electric Terminal Co. Ltd.	18,591	-	-	-	13,845
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KSK Co., Ltd.	$ 4,249	$ 19	$ -	$ -	$ 3,356
KunWha Pharmaceutical Co., Ltd.	3,833	-	-	-	3,089
Kyeryong Construction Industrial Co. Ltd.	18,380	-	-	-	11,734
Kyoto Kimono Yuzen Co. Ltd.	17,516	-	-	222	17,742
LHC Group, Inc.	42,542	-	-	-	29,301
Lincare Holdings, Inc.	344,276	-	-	2,691	316,831
M/I Homes, Inc.	20,378	-	-	-	13,471
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	13,099	-	-	-	11,602
Maruzen Co., Ltd.	12,278	-	-	153	11,374
Mastek Ltd.	5,105	-	-	-	3,612
Medical Action Industries, Inc.	12,453	-	-	-	8,564
Meetic	34,822	900	-	-	29,811
Mega First Corp. Bhd	12,838	-	-	163	11,395
Melbourne IT Ltd.	15,654	-	-	589	11,947
Melexis NV	52,033	-	-	2,373	47,288
Mesa Laboratories, Inc.	10,712	-	-	38	11,824
Metro, Inc. Class A (sub. vtg.)	541,717	-	-	3,581	535,304
Michang Oil Industrial Co. Ltd.	8,330	-	-	-	7,297
Mitani Sekisan Co. Ltd.	9,222	5	-	78	8,114
Mitie Group PLC	78,797	-	-	-	81,026
Monarch Casino & Resort, Inc.	15,593	-	-	-	13,892
Motonic Corp.	29,703	-	-	-	23,042
Mr. Bricolage SA	13,440	-	-	-	11,145
Murakami Corp.	9,004	-	-	68	6,952
Nadex Co. Ltd.	2,255	-	-	40	2,205
Nafco Co. Ltd.	35,732	28	-	401	32,279
National Interstate Corp.	25,099	16	-	101	29,811
NCI, Inc. Class A	3,874	7,494	-	-	10,143
New Frontier Media, Inc.	2,729	-	-	-	2,086
Next PLC	649,150	-	-	-	684,408
Nextchip Co. Ltd.	11,672	-	-	-	10,067
NICE e-Banking Services	5,454	-	-	-	4,225
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nippo Ltd.	$ 5,229	$ 4	$ -	$ -	$ 4,174
Nishimatsuya Chain Co. Ltd.	60,940	-	2,614	759	51,315
North Central Bancshares, Inc.	2,372	-	-	1	2,271
North Valley Bancorp	6,975	-	-	-	6,565
Nutraceutical International Corp.	16,924	-	-	-	15,780
Oil States International, Inc.	209,866	-	7,489	-	-
OM Group, Inc.	85,258	26,395	-	-	93,813
Orbotech Ltd.	34,813	-	-	-	33,015
Oriental Financial Group, Inc.	31,106	-	-	113	26,523
P&F Industries, Inc. Class A	1,762	-	-	-	1,484
Pacer International, Inc.	9,746	-	-	-	8,596
Pacific Premier Bancorp, Inc.	6,257	-	-	-	6,182
Pal Co. Ltd.	28,079	-	-	-	29,445
Papa John's International, Inc.	85,826	-	-	-	92,839
Parker Corp.	5,925	-	-	58	4,925
PetMed Express, Inc.	26,603	-	-	303	24,178
Physicians Formula Holdings, Inc.	4,369	-	111	-	3,447
Piolax, Inc.	25,052	-	-	183	21,848
Plenus Co. Ltd.	43,429	-	4,490	758	-
Prim SA	12,043	-	-	-	8,716
RCM Technologies, Inc.	7,189	-	-	-	6,253
Relo Holdings Corp.	25,160	103	-	-	26,166
RenaissanceRe Holdings Ltd.	215,729	-	-	806	211,172
Republic Airways Holdings, Inc.	15,510	-	-	-	9,313
Rex American Resources Corp.	17,230	-	17,114	-	-
Rimage Corp.	13,948	-	-	94	10,447
Rocky Brands, Inc.	8,863	-	-	-	7,380
Rocky Mountain Chocolate Factory, Inc.	4,615	16	-	50	4,329
Ross Stores, Inc.	473,563	-	-	1,375	548,313
Ruby Tuesday, Inc.	57,922	-	-	-	53,461
Ruth's Hospitality Group, Inc.	13,497	164	-	-	11,210
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sakai Moving Service Co. Ltd.	$ 16,901	$ -	$ -	$ 236	$ 16,632
Samsung Climate Control Co. Ltd.	3,225	-	-	-	2,682
ScanSource, Inc.	73,900	-	-	-	69,520
Seagate Technology	426,423	55,279	-	5,562	575,748
SED International Holdings, Inc.	2,328	-	-	-	1,501
Select Harvests Ltd.	10,532	-	-	167	8,942
Senshu Electric Co. Ltd.	15,436	-	-	198	13,279
Shibaura Electronics Co. Ltd.	16,372	-	-	-	12,161
Shinsegae Engineering & Construction Co. Ltd.	4,474	-	-	-	4,069
ShoLodge, Inc.	5	-	-	-	6
Sigmatron International, Inc.	1,833	-	-	-	1,428
SinoCom Software Group Ltd.	6,744	-	-	-	5,024
Sinwa Ltd.	2,616	-	-	-	1,828
SJM Co. Ltd.	6,636	701	-	-	4,932
SJM Holdings Co. Ltd.	4,931	-	-	-	3,495
SMART Modular Technologies (WWH), Inc.	55,800	-	57,350	-	-
Societe Pour L'Informatique Industrielle SA	9,566	-	-	74	7,440
Softbank Technology Corp.	5,796	24	-	-	5,704
Soken Chemical & Engineer Co. Ltd.	8,671	-	-	-	7,458
Sonic Corp.	65,944	526	-	-	46,116
Span-America Medical System, Inc.	4,167	-	-	30	3,827
Sporton International, Inc.	15,308	165	-	-	14,015
Sportscene Group, Inc. Class A	4,019	-	-	-	3,314
Stanley Furniture Co., Inc.	5,326	-	-	-	3,985
Steiner Leisure Ltd.	80,223	-	-	-	79,497
Step Co. Ltd.	8,088	-	-	146	7,304
Sterling Construction Co., Inc.	5,134	7,278	-	-	13,145
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strattec Security Corp.	$ 8,432	$ -	$ -	$ 33	$ 7,590
Strongco Corp.	5,688	-	-	-	5,554
Sun Hing Vision Group Holdings Ltd.	10,136	-	-	399	8,659
Sunjin Co. Ltd.	6,946	-	-	-	5,645
Sunjin Holdings Co. Ltd.	3,305	-	-	-	2,612
Super Micro Computer, Inc.	31,005	6,088	-	-	42,655
SUPERVALU, Inc.	116,100	13,605	17,782	1,339	104,260
SWORD Group	14,172	-	-	-	10,299
Syneron Medical Ltd.	29,694	-	-	-	27,734
SYNNEX Corp.	99,078	-	-	-	101,002
T&K Toka Co. Ltd.	9,277	-	-	110	8,134
Teems, Inc.	1,452	-	-	-	1,223
Telechips, Inc.	5,754	-	-	-	4,661
The Pack Corp.	28,502	-	-	-	25,996
The PMI Group, Inc.	12,388	-	4,022	-	-
Theragenics Corp.	5,651	-	-	-	4,957
Tohoku Steel Co. Ltd.	7,344	-	-	43	6,815
Token Corp.	37,939	-	-	-	35,952
Tokyo Kisen Co. Ltd.	6,756	-	-	-	5,970
Tokyo Tekko Co. Ltd.	12,970	-	-	111	13,010
Tomen Devices Corp.	13,970	51	-	-	12,257
Tomen Electronics Corp.	19,449	-	-	271	17,658
Total Energy Services, Inc.	40,821	-	-	83	35,888
Total System Services, Inc.	214,015	-	51,783	784	-
Tow Co. Ltd.	7,055	-	-	-	6,895
Trancom Co. Ltd.	21,865	-	-	-	20,992
Trifast PLC	3,532	-	437	-	-
Trio-Tech International	1,145	-	-	-	774
Triple-S Management Corp.	42,228	-	-	-	37,197
Tuesday Morning Corp.	18,536	-	-	-	15,605
Tungtex Holdings Co. Ltd.	3,613	-	-	120	2,831
UANGEL Corp.	3,887	-	-	-	4,326
UKC Holdings Corp.	16,727	-	-	-	15,147
Uni-Select, Inc.	55,086	-	-	200	52,032
Unit Corp.	228,038	-	-	-	186,428
United Stationers, Inc.	78,028	-	-	316	77,347
Universal Security Instruments, Inc.	1,575	-	-	-	1,361
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Unum Group	$ 387,801	$ -	$ -	$ 1,670	$ 379,056
Up, Inc.	5,769	-	-	-	5,978
US 1 Industries, Inc.	1,907	-	1,948	-	-
USS Co. Ltd.	159,553	-	-	2,665	165,360
Utah Medical Products, Inc.	11,070	-	-	103	11,522
Varitronix International Ltd.	10,543	-	-	233	7,513
Venture Corp. Ltd.	150,513	-	-	-	122,625
VST Holdings Ltd.	22,684	126	-	-	14,319
W&T Offshore, Inc.	108,403	-	-	160	78,762
Whanin Pharmaceutical Co. Ltd.	14,590	-	-	-	10,219
Win International Co., Ltd.	6,882	-	-	-	6,047
Winland Electronics, Inc.	189	-	-	-	174
Wireless Telecom Group, Inc.	1,414	-	-	-	1,644
Workman Co. Ltd.	39,334	-	-	-	36,687
XAC Automation Corp.	10,612	-	-	-	10,918
Xyratex Ltd.	29,571	-	-	155	42,324
YBM Sisa.com, Inc.	6,470	-	-	-	5,784
Yip's Chemical Holdings Ltd.	36,118	-	-	478	26,985
Young Innovations, Inc.	21,735	-	-	30	21,563
Youngone Holdings Co. Ltd.	40,886	-	-	-	35,441
Yusen Logistics Co. Ltd.	67,520	-	-	511	56,184
Yutaka Giken Co. Ltd.	36,066	-	-	305	30,378
Total	$ 15,537,595	$ 754,087	$ 260,695	$ 63,120	$ 15,024,090
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,190,243	$ 7,578,317	$ 1,606,347	$ 5,579
Consumer Staples	2,567,319	2,160,239	407,080	-
Energy	1,973,193	1,403,604	569,589	-
Financials	2,685,935	2,418,722	267,052	161
Health Care	4,406,888	4,254,533	152,355	-
Industrials	2,927,091	2,361,996	551,343	13,752
Information Technology	6,140,046	4,906,546	1,233,500	-
Materials	1,198,139	869,806	327,238	1,095
Telecommunication Services	94,542	94,108	434	-
Utilities	60,403	31,227	29,176	-
Corporate Bonds	35,310	-	35,310	-
Money Market Funds	2,000,730	2,000,730	-	-
Total Investments in Securities:	$ 33,279,839	$ 28,079,828	$ 5,179,424	$ 20,587
Transfers from Level 1 to Level 2 during the period were $5,007,064,000.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 51,591
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(794)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	6,868
Transfers out of Level 3	(37,078)
Ending Balance	$ 20,587
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (794)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $24,638,899,000. Net unrealized appreciation aggregated $8,640,940,000, of which $11,259,703,000 related to appreciated investment securities and $2,618,763,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund
Fidelity Value Discovery
Class K

October 31, 2011

1.809083.108

FVD-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.4%
Modine Manufacturing Co. (a)	85,800	$ 906,906
Tenneco, Inc. (a)	28,400	929,248
		1,836,154
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	16,900	395,460
Denny's Corp. (a)	342,065	1,231,434
McDonald's Corp.	14,400	1,337,040
Red Robin Gourmet Burgers, Inc. (a)	100	2,507
Starbucks Corp.	56,161	2,377,857
Starwood Hotels & Resorts Worldwide, Inc.	22,900	1,147,519
Wyndham Worldwide Corp.	69,200	2,329,964
		8,821,781
Household Durables - 1.4%
D.R. Horton, Inc.	331,370	3,688,148
Lennar Corp. Class A	231,500	3,829,010
		7,517,158
Media - 3.7%
Comcast Corp. Class A	117,700	2,760,065
The Walt Disney Co.	183,171	6,389,004
Time Warner Cable, Inc.	56,159	3,576,767
Time Warner, Inc.	149,200	5,220,508
Virgin Media, Inc.	54,190	1,321,152
		19,267,496
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	49,300	3,207,951
Lowe's Companies, Inc.	102,800	2,160,856
TJX Companies, Inc.	29,900	1,762,007
		7,130,814
Textiles, Apparel & Luxury Goods - 2.4%
PVH Corp.	61,916	4,607,170
Ralph Lauren Corp.	21,800	3,461,622
VF Corp.	30,800	4,257,176
		12,325,968
TOTAL CONSUMER DISCRETIONARY		56,899,371
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.9%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	19,890	$ 1,103,182
Dr Pepper Snapple Group, Inc.	38,700	1,449,315
		2,552,497
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	23,564	1,167,596
CVS Caremark Corp.	105,800	3,840,540
Walgreen Co.	16,400	544,480
		5,552,616
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	23,320	1,516,266
Kraft Foods, Inc. Class A	99,700	3,507,446
		5,023,712
Household Products - 3.5%
Colgate-Palmolive Co.	45,010	4,067,554
Procter & Gamble Co.	221,600	14,180,184
		18,247,738
Tobacco - 2.8%
British American Tobacco PLC sponsored ADR	23,300	2,149,425
Imperial Tobacco Group PLC	108,964	3,984,864
Lorillard, Inc.	21,000	2,323,860
Philip Morris International, Inc.	88,560	6,187,687
		14,645,836
TOTAL CONSUMER STAPLES		46,022,399
ENERGY - 14.4%
Energy Equipment & Services - 3.4%
Ensco International Ltd. ADR	47,900	2,378,714
National Oilwell Varco, Inc.	94,400	6,733,552
Noble Corp.	48,800	1,753,872
Oceaneering International, Inc.	71,900	3,007,577
Transocean Ltd. (United States)	62,100	3,549,015
		17,422,730
Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	41,300	4,114,719
Atlas Pipeline Partners, LP	24,000	835,200
Cabot Oil & Gas Corp.	28,200	2,191,704
Chevron Corp.	136,081	14,295,309
Exxon Mobil Corp.	156,200	12,197,658
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	39,800	$ 2,489,888
HollyFrontier Corp.	109,178	3,350,673
Occidental Petroleum Corp.	62,081	5,769,808
Royal Dutch Shell PLC Class A sponsored ADR	135,687	9,621,565
Talisman Energy, Inc.	147,600	2,093,659
		56,960,183
TOTAL ENERGY		74,382,913
FINANCIALS - 23.6%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	29,045	3,181,880
Morgan Stanley	258,900	4,566,996
		7,748,876
Commercial Banks - 6.4%
BB&T Corp.	76,500	1,785,510
CIT Group, Inc. (a)	45,530	1,586,721
Comerica, Inc.	41,800	1,067,990
First Horizon National Corp.	80,300	561,297
Huntington Bancshares, Inc.	275,500	1,427,090
KeyCorp	241,475	1,704,814
SunTrust Banks, Inc.	97,900	1,931,567
U.S. Bancorp	389,800	9,974,982
Wells Fargo & Co.	501,694	12,998,892
		33,038,863
Consumer Finance - 1.1%
Capital One Financial Corp.	82,900	3,785,214
Discover Financial Services	85,400	2,012,024
		5,797,238
Diversified Financial Services - 5.2%
Citigroup, Inc.	375,279	11,855,064
JPMorgan Chase & Co.	427,998	14,877,209
		26,732,273
Insurance - 5.8%
ACE Ltd.	26,000	1,875,900
AFLAC, Inc.	64,023	2,886,797
Berkshire Hathaway, Inc. Class B (a)	44,963	3,500,819
Hartford Financial Services Group, Inc.	129,127	2,485,695
Lincoln National Corp.	136,184	2,594,305
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	107,921	$ 3,794,502
Prudential Financial, Inc.	86,700	4,699,140
The Chubb Corp.	22,500	1,508,625
Unum Group	36,400	867,776
Validus Holdings Ltd.	86,300	2,361,168
XL Group PLC Class A	172,100	3,741,454
		30,316,181
Real Estate Investment Trusts - 2.7%
CBL & Associates Properties, Inc.	247,603	3,808,134
DiamondRock Hospitality Co.	105,746	957,001
Lexington Corporate Properties Trust (d)	161,500	1,269,390
Prologis, Inc.	27,532	819,352
Public Storage	19,200	2,477,760
Rayonier, Inc.	29,400	1,226,862
Simon Property Group, Inc.	6,800	873,392
The Macerich Co.	27,359	1,361,384
Ventas, Inc.	23,400	1,301,274
		14,094,549
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	234,500	4,169,410
Forest City Enterprises, Inc. Class A (a)	39,000	533,520
		4,702,930
TOTAL FINANCIALS		122,430,910
HEALTH CARE - 12.4%
Biotechnology - 2.8%
Amgen, Inc.	97,891	5,606,218
Anthera Pharmaceuticals, Inc. (a)	109,600	700,344
Ardea Biosciences, Inc. (a)	54,600	1,087,086
ARIAD Pharmaceuticals, Inc. (a)	145,600	1,693,328
ArQule, Inc. (a)	98,400	571,704
BioMarin Pharmaceutical, Inc. (a)	38,000	1,296,180
Human Genome Sciences, Inc. (a)	33,400	342,684
Pharmasset, Inc. (a)	26,800	1,886,720
Theravance, Inc. (a)	25,100	557,973
ZIOPHARM Oncology, Inc. (a)(d)	133,199	654,007
		14,396,244
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	267,900	$ 1,577,931
Covidien PLC	52,500	2,469,600
Zimmer Holdings, Inc. (a)	18,800	989,444
		5,036,975
Health Care Providers & Services - 2.4%
Emeritus Corp. (a)	67,130	1,188,872
Express Scripts, Inc. (a)	42,900	1,961,817
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	11,400	828,780
Humana, Inc.	13,200	1,120,548
McKesson Corp.	19,761	1,611,510
Medco Health Solutions, Inc. (a)	28	1,536
Sunrise Senior Living, Inc. (a)(d)	153,350	843,425
UnitedHealth Group, Inc.	99,000	4,751,010
		12,307,498
Pharmaceuticals - 6.3%
Cadence Pharmaceuticals, Inc. (a)	79,200	461,736
Eli Lilly & Co.	81,200	3,017,392
Johnson & Johnson	104,256	6,713,044
Merck & Co., Inc.	271,910	9,380,895
Pfizer, Inc.	363,967	7,010,004
Sanofi-aventis sponsored ADR	136,100	4,865,575
Shire PLC	39,300	1,233,684
		32,682,330
TOTAL HEALTH CARE		64,423,047
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	17,900	2,920,385
United Technologies Corp.	59,602	4,647,764
		7,568,149
Building Products - 0.7%
Armstrong World Industries, Inc.	39,500	1,682,305
Owens Corning (a)	70,096	1,989,324
		3,671,629
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	88,000	2,504,480
Construction & Engineering - 0.2%
Fluor Corp.	21,300	1,210,905
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Regal-Beloit Corp.	35,822	$ 1,903,223
Industrial Conglomerates - 3.5%
Danaher Corp.	79,500	3,843,825
General Electric Co.	823,852	13,766,567
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	28,100	585,885
		18,196,277
Machinery - 0.5%
Cummins, Inc.	27,100	2,694,553
Professional Services - 0.2%
Robert Half International, Inc.	36,500	964,695
Road & Rail - 0.5%
Union Pacific Corp.	28,800	2,867,616
TOTAL INDUSTRIALS		41,581,527
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.2%
Cisco Systems, Inc.	469,900	8,707,247
QUALCOMM, Inc.	47,200	2,435,520
		11,142,767
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	173,799	4,624,791
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	88,500	3,190,425
Avnet, Inc. (a)	17,500	530,425
TE Connectivity Ltd.	99,100	3,523,005
		7,243,855
Internet Software & Services - 0.5%
eBay, Inc. (a)	78,900	2,511,387
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	24,400	1,775,100
Fidelity National Information Services, Inc.	49,300	1,290,674
MasterCard, Inc. Class A	7,879	2,735,904
		5,801,678
Office Electronics - 0.4%
Xerox Corp.	236,625	1,935,593
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	58,500	2,139,345
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	160,500	$ 1,921,185
KLA-Tencor Corp.	42,020	1,978,722
Lam Research Corp. (a)	38,000	1,633,620
Marvell Technology Group Ltd. (a)	97,089	1,358,275
RF Micro Devices, Inc. (a)	92,600	679,684
		9,710,831
Software - 1.7%
Microsoft Corp.	189,224	5,039,035
Oracle Corp.	122,983	4,030,153
		9,069,188
TOTAL INFORMATION TECHNOLOGY		52,040,090
MATERIALS - 2.2%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	37,600	3,238,864
Containers & Packaging - 0.2%
Ball Corp.	36,100	1,247,977
Metals & Mining - 1.4%
Carpenter Technology Corp.	40,700	2,308,504
Goldcorp, Inc.	25,100	1,221,197
Newcrest Mining Ltd.	35,628	1,259,279
Newmont Mining Corp.	18,800	1,256,404
Reliance Steel & Aluminum Co.	23,900	1,056,141
		7,101,525
TOTAL MATERIALS		11,588,366
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	422,258	12,376,382
CenturyLink, Inc.	75,696	2,669,041
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	52,100	1,047,731
Verizon Communications, Inc.	131,866	4,876,405
		20,969,559
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	36,300	2,000,130
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	49,400	$ 1,881,646
Sprint Nextel Corp. (a)	399,000	1,025,430
		4,907,206
TOTAL TELECOMMUNICATION SERVICES		25,876,765
UTILITIES - 4.6%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	78,200	3,071,696
Edison International	53,800	2,184,280
El Paso Electric Co.	27,200	871,216
FirstEnergy Corp.	85,600	3,848,576
NextEra Energy, Inc.	63,500	3,581,400
PPL Corp.	201,079	5,905,690
Southern Co.	65,500	2,829,600
		22,292,458
Multi-Utilities - 0.3%
CMS Energy Corp.	68,711	1,430,563
TOTAL UTILITIES		23,723,021
TOTAL COMMON STOCKS (Cost $482,036,659)		518,968,409
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.12% (b)	392,402	392,402
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,748,654	1,748,654
TOTAL MONEY MARKET FUNDS (Cost $2,141,056)		2,141,056
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $484,177,715)		521,109,465
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,107,917)
NET ASSETS - 100%		$ 518,001,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,461
Fidelity Securities Lending Cash Central Fund	11,395
Total	$ 12,856
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,899,371	$ 56,899,371	$ -	$ -
Consumer Staples	46,022,399	44,919,217	1,103,182	-
Energy	74,382,913	74,382,913	-	-
Financials	122,430,910	122,430,910	-	-
Health Care	64,423,047	63,189,363	1,233,684	-
Industrials	41,581,527	41,581,527	-	-
Information Technology	52,040,090	52,040,090	-	-
Materials	11,588,366	10,329,087	1,259,279	-
Telecommunication Services	25,876,765	25,876,765	-	-
Utilities	23,723,021	23,723,021	-	-
Money Market Funds	2,141,056	2,141,056	-	-
Total Investments in Securities:	$ 521,109,465	$ 517,513,320	$ 3,596,145	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $491,130,090. Net unrealized appreciation aggregated $29,979,375, of which $58,634,059 related to appreciated investment securities and $28,654,684 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011